DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The partnership’s activities expose it to a variety of financial risks, including market risk (currency risk, interest rate risk, commodity risk and other price risks), credit risk and liquidity risk. The partnership selectively uses derivative financial instruments principally to manage these risks.
The aggregate fair values of the partnership’s derivative financial instrument positions as at June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025		December 31, 2024
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$167	$(183)	$223	$(226)
Cross currency swaps	92	(85)	109	(55)
Interest rate derivatives	75	(57)	162	(39)
Commodities contracts	21	(7)	28	(12)
Currency option contracts	14	—	—	—
Total	$369	$(332)	$522	$(332)
Total current	$190	$(209)	$185	$(269)
Total non-current	$179	$(123)	$337	$(63)